CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectuses used with respect to Class A, Class A2, Class C, Class C1, Class FI, Class R, Class R1, Class I and Class IS, as applicable, of QS Batterymarch U.S. Small-Capitalization Equity Fund, Legg Mason BW Global Opportunities Bond Fund and Legg Mason BW International Opportunities Bond Fund do not differ from those contained in Post-Effective Amendment No. 92 to the Registrant’s Registration Statement (“Amendment No. 92”), and (b) that Amendment No. 92 was filed electronically.

Dated as of: May 1, 2015	By:	/s/ Rosemary D. Emmens
Name: Rosemary D. Emmens
Title: Assistant Secretary